FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/07
                           -------



Item 1. Schedule of Investments.


Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund ..................................    3
Templeton Global Long-Short Fund ..........................................    7
Notes to Statements of Investments ........................................   12

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                              INDUSTRY                    SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND RIGHTS 87.1%
    AUSTRALIA 4.1%
    Billabong International Ltd. .....................        Textiles, Apparel & Luxury Goods              331,534  $   4,583,496
    Downer EDI Ltd. ..................................         Commercial Services & Supplies             1,216,983      7,271,441
    Iluka Resources Ltd. .............................                Metals & Mining                     1,418,224      7,204,586
    PaperlinX Ltd. ...................................            Paper & Forest Products                 2,647,437      7,220,937
                                                                                                                     --------------
                                                                                                                        26,280,460
                                                                                                                     --------------
    BAHAMAS 0.7%
  a Steiner Leisure Ltd. .............................         Diversified Consumer Services                102,840      4,303,854
                                                                                                                     --------------
    BELGIUM 1.3%
    Barco NV .........................................       Electronic Equipment & Instruments              82,850      8,292,844
                                                                                                                     --------------
    BRAZIL 0.5%
  b Companhia de Saneamento de Minas Gerais,
      144A ...........................................                Water Utilities                       230,100      3,542,443
                                                                                                                     --------------
    CANADA 10.3%
  a Abitibi-Consolidated Inc. ........................            Paper & Forest Products                 2,100,100      4,999,769
  a ATS Automation Tooling Systems Inc. ..............                   Machinery                          746,300      5,001,448
  a ATS Automation Tooling Systems Inc., rts.,
      8/14/07 ........................................                   Machinery                          746,300        195,861
    Dorel Industries Inc., B .........................               Household Durables                     191,900      6,331,315
  a GSI Group Inc. ...................................       Electronic Equipment & Instruments             416,230      4,495,284
    Linamar Corp. ....................................                Auto Components                       242,179      4,723,728
    MDS Inc. .........................................        Health Care Providers & Services              376,719      7,153,742
  a Mega Brands Inc. .................................          Leisure Equipment & Products                332,400      5,863,500
    North West Co. Fund ..............................         Diversified Financial Services               515,094     10,206,287
  a Open Text Corp. ..................................          Internet Software & Services                292,256      5,495,037
    Quebecor World Inc. ..............................         Commercial Services & Supplies               329,124      3,782,042
  a Saxon Energy Services Inc. .......................          Energy Equipment & Services                 896,300      4,864,164
    Transcontinental Inc., A .........................         Commercial Services & Supplies               171,652      3,269,255
                                                                                                                     --------------
                                                                                                                        66,381,432
                                                                                                                     --------------
    CHINA 6.2%
  a AAC Acoustic Technology Holdings Inc. ............            Communications Equipment                3,128,000      3,741,034
    Bio-Treat Technology Ltd. ........................         Commercial Services & Supplies             6,352,000      4,022,109
    People's Food Holdings Ltd. ......................                 Food Products                      9,631,101     11,244,013
    Sinotrans Ltd., H ................................            Air Freight & Logistics                24,571,000     11,679,247
    Travelsky Technology Ltd., H .....................                  IT Services                       2,694,150      2,550,874
    Weiqiao Textile Co. Ltd., H ......................        Textiles, Apparel & Luxury Goods            3,160,578      6,824,994
                                                                                                                     --------------
                                                                                                                        40,062,271
                                                                                                                     --------------
    DENMARK 0.4%
  a Vestas Wind Systems AS ...........................              Electrical Equipment                     42,065      2,846,280
                                                                                                                     --------------
    FINLAND 3.2%
    Amer Sports OYJ ..................................          Leisure Equipment & Products                437,336     10,681,582
    Elcoteq SE, A ....................................            Communications Equipment                  239,150      2,016,076
    Huhtamaki OYJ ....................................             Containers & Packaging                   547,157      8,171,496
                                                                                                                     --------------
                                                                                                                        20,869,154
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 3

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                              INDUSTRY                    SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    GERMANY 1.7%
  a Jenoptik AG ......................................       Electronic Equipment & Instruments             536,115  $   5,655,382
  a Thiel Logistik AG ................................                   IT Services                        501,627      1,901,123
    Vossloh AG .......................................                    Machinery                          27,096      3,252,763
                                                                                                                     --------------
                                                                                                                        10,809,268
                                                                                                                     --------------
    HONG KONG 5.4%
    Asia Satellite Telecommunications Holdings Ltd. ..     Diversified Telecommunication Services         1,012,902      2,199,857
    Chitaly Holdings Ltd. ............................               Household Durables                   7,713,271      2,804,294
    Dah Sing Financial Group .........................                Commercial Banks                      637,269      5,805,726
    Fountain Set (Holdings) Ltd. .....................        Textiles, Apparel & Luxury Goods            8,860,566      3,701,170
    Giordano International Ltd. ......................                Specialty Retail                    6,611,910      2,890,262
    Hung Hing Printing Group Ltd. ....................             Containers & Packaging                 1,400,260        833,824
    Lerado Group (Holding) Co. Ltd. ..................          Leisure Equipment & Products              9,098,706      1,135,182
    Ngai Lik Industrial Holding Ltd. .................               Household Durables                   9,573,818        911,779
    Techtronic Industries Co. Ltd. ...................               Household Durables                   1,221,250      1,432,962
    Texwinca Holdings Ltd. ...........................        Textiles, Apparel & Luxury Goods           12,214,808     10,562,560
    Yue Yuen Industrial Holdings Ltd. ................        Textiles, Apparel & Luxury Goods              780,045      2,429,746
                                                                                                                     --------------
                                                                                                                        34,707,362
                                                                                                                     --------------
    INDONESIA 0.6%
    PT Astra International Tbk .......................                   Automobiles                      1,831,244      3,722,041
                                                                                                                     --------------
    JAPAN 5.4%
    Descente Ltd. ....................................        Textiles, Apparel & Luxury Goods              635,200      3,321,027
    MEITEC Corp. .....................................         Commercial Services & Supplies               145,248      4,164,466
    Nichii Gakkan Co. ................................        Health Care Providers & Services              421,300      6,203,059
    Sanyo Shinpan Finance Co. Ltd. ...................                Consumer Finance                      135,800      4,134,064
    Sohgo Security Services Co. Ltd. .................         Commercial Services & Supplies               450,001      7,437,720
    Takuma Co. Ltd. ..................................                    Machinery                       1,027,000      6,642,569
    Tenma Corp. ......................................                    Chemicals                         160,214      2,742,627
                                                                                                                     --------------
                                                                                                                        34,645,532
                                                                                                                     --------------
    NETHERLANDS 4.8%
    Aalberts Industries NV ...........................                    Machinery                         111,796      3,100,713
    Draka Holding NV .................................              Electrical Equipment                     58,518      3,187,967
    OPG Groep NV .....................................        Health Care Providers & Services              290,100      9,275,804
    SBM Offshore NV ..................................           Energy Equipment & Services                 88,312      3,630,720
    Vedior NV ........................................         Commercial Services & Supplies               451,202     11,685,581
                                                                                                                     --------------
                                                                                                                        30,880,785
                                                                                                                     --------------
    PHILIPPINES 0.0% c
  a First Gen Corp. ..................................  Independent Power Producers & Energy Traders        205,000        286,729
                                                                                                                     --------------
    SINGAPORE 1.8%

    Cerebos Pacific Ltd. .............................                 Food Products                        241,477        646,657
    Huan Hsin Holdings Ltd. ..........................      Electronic Equipment & Instruments            2,700,075      1,228,845
    Osim International Ltd. ..........................               Specialty Retail                     5,210,223      2,628,996
    Venture Corp. Ltd. ...............................      Electronic Equipment & Instruments              725,862      7,325,169
                                                                                                                     --------------
                                                                                                                        11,829,667
                                                                                                                     --------------


4 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                              INDUSTRY                    SHARES/RIGHTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    SOUTH KOREA 8.3%
    Bank of Pusan ....................................                Commercial Banks                      752,575  $  14,571,778
    Daeduck Electronics Co. Ltd. .....................       Electronic Equipment & Instruments             599,863      5,409,403
    Daegu Bank Co. Ltd. ..............................                Commercial Banks                      528,705     10,467,128
    Halla Climate Control Corp. ......................                Auto Components                       649,160      7,979,450
    INTOPS Co. Ltd. ..................................       Electronic Equipment & Instruments              77,936      3,132,530
    People & Telecommunication .......................            Communications Equipment                  190,303      2,773,915
    Sindo Ricoh Co. ..................................               Office Electronics                      35,020      2,514,217
    Youngone Corp. ...................................        Textiles, Apparel & Luxury Goods              699,989      6,243,783
                                                                                                                     --------------
                                                                                                                        53,092,204
                                                                                                                     --------------
    SWEDEN 1.8%
    D. Carnegie & Co. AB .............................                Capital Markets                       597,605     11,629,805
                                                                                                                     --------------
    SWITZERLAND 2.1%
    Kuoni Reisen Holding AG, B .......................         Hotels, Restaurants & Leisure                  5,430      3,213,055
    Verwaltungs-und Privat-Bank AG ...................                Capital Markets                        27,682      7,367,239
    Vontobel Holding AG ..............................                Capital Markets                        51,568      2,844,050
                                                                                                                     --------------
                                                                                                                        13,424,344
                                                                                                                     --------------
    TAIWAN 13.1%
    AcBel Polytech Inc. ..............................              Electrical Equipment                 10,191,440      7,457,722
  a BenQ Corp. .......................................            Computers & Peripherals                 3,936,000      1,943,393
    D-Link Corp. .....................................            Communications Equipment                7,723,909     19,122,994
  a Fu Sheng Industrial Co. Ltd. .....................          Leisure Equipment & Products              4,685,990      5,304,842
    Giant Manufacturing Co. Ltd. .....................          Leisure Equipment & Products              3,690,000      8,336,335
    KYE Systems Corp. ................................            Computers & Peripherals                 4,455,664      9,593,847
  a Pihsiang Machinery Manufacturing Co. Ltd. ........        Health Care Equipment & Supplies            2,704,000      7,296,427
    Simplo Technology Co. Ltd. .......................            Computers & Peripherals                 1,556,430      9,632,531
  a Ta Chong Bank Ltd. ...............................                Commercial Banks                   17,042,000      5,944,370
    Taiwan Fu Hsing ..................................               Building Products                    7,000,980      5,735,360
    Test-Rite International Co. Ltd. .................                  Distributors                      5,026,757      3,801,052
                                                                                                                     --------------
                                                                                                                        84,168,873
                                                                                                                     --------------
    THAILAND 3.7%
    Bank of Ayudhya Public Co. Ltd. ..................                Commercial Banks                    8,663,400      6,861,464
    BEC World Public Co. Ltd., fgn. ..................                     Media                          3,858,366      2,775,967
    Glow Energy Public Co. Ltd., fgn. ................  Independent Power Producers & Energy Traders      5,587,554      5,211,190
  a Total Access Communication Public Co. Ltd.,
      fgn. ...........................................      Wireless Telecommunication Services           6,467,350      8,730,923
                                                                                                                     --------------
                                                                                                                        23,579,544
                                                                                                                     --------------
    UNITED KINGDOM 11.7%
    Bodycote International PLC .......................                   Machinery                        1,426,616      7,882,830
    Fiberweb PLC .....................................               Personal Products                    2,736,460      7,365,651
    FKI PLC ..........................................                   Machinery                        5,816,660     13,175,124
    Future PLC .......................................                     Media                          4,273,340      3,884,782
    GAME Group PLC ...................................                Specialty Retail                    5,890,678     23,454,572
    John Wood Group PLC ..............................          Energy Equipment & Services                 950,519      6,285,183
    Yule Catto & Company PLC .........................                   Chemicals                        2,891,543     12,878,800
                                                                                                                     --------------
                                                                                                                        74,926,942
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND RIGHTS
       (COST $390,397,236) ...........................                                                                 560,281,834
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 5

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                              AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 13.2%
    U.S. GOVERNMENT AND AGENCY SECURITIES 13.2%
    UNITED STATES 13.2%
  d FHLB,
       8/01/07 .......................................                                                $  40,070,000  $  40,070,000
       5.25%, 11/01/07 ...............................                                                   25,000,000     24,994,000
  d FNMA, 1/02/08 ....................................                                                   22,000,000     19,571,800
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS
       (COST $84,626,804) ............................                                                                  84,635,800
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $475,024,040)
       100.3% ........................................                                                                 644,917,634
    OTHER ASSETS, LESS LIABILITIES (0.3)% ............                                                                  (2,055,915)
                                                                                                                     --------------
    NET ASSETS 100.0% ................................                                                               $ 642,861,719
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 11.

a Non-income producing for the twelve months ended July 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $3,542,443, representing 0.55% of net assets.

c Rounds to less than 0.1% of net assets.

d A portion or all of the security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.0%
    COMMON STOCKS 96.2%
    FRANCE 1.5%
    France Telecom SA ................................     Diversified Telecommunication Services           145,510  $   3,912,044
                                                                                                                     --------------
    GERMANY 7.2%
    Bayerische Motoren Werke AG ......................                  Automobiles                          73,050      4,520,528
    Commerzbank AG ...................................                Commercial Banks                       78,840      3,420,522
  a Infineon Technologies AG .........................    Semiconductors & Semiconductor Equipment          231,290      3,834,692
    Siemens AG .......................................            Industrial Conglomerates                   54,720      7,056,165
                                                                                                                     --------------
                                                                                                                        18,831,907
                                                                                                                     --------------
    INDIA 1.1%
    Satyam Computer Services Ltd. ....................                  IT Services                         237,780      2,821,004
                                                                                                                     --------------
    ISRAEL 2.0%
  a Check Point Software Technologies Ltd. ...........                    Software                          213,956      5,211,968
                                                                                                                     --------------
    ITALY 5.9%
    Eni SpA ..........................................          Oil, Gas & Consumable Fuels                 139,408      4,917,226
    Intesa Sanpaolo SpA ..............................                Commercial Banks                      485,190      3,707,529
    UniCredito Italiano SpA ..........................                Commercial Banks                      771,570      6,624,280
                                                                                                                     --------------
                                                                                                                        15,249,035
                                                                                                                     --------------
    JAPAN 9.4%
    FUJIFILM Holdings Corp. ..........................          Leisure Equipment & Products                116,300      5,089,994
    Konica Minolta Holdings Ltd. .....................               Office Electronics                     317,500      4,741,683
    Mitsubishi UFJ Financial Group Inc. ..............                Commercial Banks                          310      3,319,981
    Olympus Corp. ....................................        Health Care Equipment & Supplies               93,000      3,850,656
    Sohgo Security Services Co. Ltd. .................         Commercial Services & Supplies               235,400      3,890,745
    Sumitomo Mitsui Financial Group Inc. .............                Commercial Banks                          239      2,176,667
    Takeda Pharmaceutical Co. Ltd. ...................                Pharmaceuticals                        23,830      1,559,395
                                                                                                                     --------------
                                                                                                                        24,629,121
                                                                                                                     --------------
    NETHERLANDS 2.5%
    ING Groep NV .....................................         Diversified Financial Services               152,440      6,435,383
                                                                                                                     --------------
    NORWAY 2.4%
  a Telenor ASA ......................................     Diversified Telecommunication Services           340,960      6,274,745
                                                                                                                     --------------
    SOUTH KOREA 6.8%
    Halla Climate Control Corp. ......................                Auto Components                       152,390      1,873,172
    Hana Financial Group Inc. ........................                Commercial Banks                       59,691      3,246,546
    LG Electronics Inc. ..............................               Household Durables                      21,720      1,840,518
    Samsung Electronics Co. Ltd. .....................    Semiconductors & Semiconductor Equipment            9,380      6,264,897
    Shinhan Financial Group Co. Ltd. .................                Commercial Banks                       67,410      4,590,304
                                                                                                                     --------------
                                                                                                                        17,815,437
                                                                                                                     --------------
    TAIWAN 3.8%
  b Compal Electronics Inc., GDR, Reg S ..............            Computers & Peripherals                   235,871      1,320,878
    D-Link Corp. .....................................            Communications Equipment                2,241,307      5,549,069
  a Mega Financial Holding Co. Ltd. ..................                Commercial Banks                    4,510,000      3,163,242
                                                                                                                     --------------
                                                                                                                        10,033,189
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 7

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM 23.0%
    BAE Systems PLC ..................................              Aerospace & Defense                     707,413  $   6,071,639
    BP PLC ...........................................          Oil, Gas & Consumable Fuels                 527,539      6,188,889
    British Sky Broadcasting Group PLC ...............                     Media                            215,882      2,916,381
    Compass Group PLC ................................         Hotels, Restaurants & Leisure                682,390      4,650,839
    G4S PLC ..........................................         Commercial Services & Supplies               770,550      3,416,341
    GlaxoSmithKline PLC ..............................                Pharmaceuticals                       195,569      4,985,973
    Invesco PLC ......................................                Capital Markets                       411,920      5,213,232
    Kingfisher PLC ...................................                Specialty Retail                    1,196,760      5,184,445
    Pearson PLC ......................................                     Media                            322,259      5,217,585
    Royal Bank of Scotland Group PLC .................                Commercial Banks                      296,709      3,571,291
    Royal Dutch Shell PLC, B .........................          Oil, Gas & Consumable Fuels                 127,016      5,052,162
    William Morrison Supermarkets PLC ................            Food & Staples Retailing                  607,634      3,740,166
    Yell Group PLC ...................................                     Media                            390,850      3,692,064
                                                                                                                     --------------
                                                                                                                        59,901,007
                                                                                                                     --------------
    UNITED STATES 30.6%
  c American International Group Inc. ................                   Insurance                           97,160      6,235,729
  c Aon Corp. ........................................                   Insurance                           96,010      3,844,240
a,c Apollo Group Inc., A .............................         Diversified Consumer Services                 94,970      5,613,677
a,c Bristow Group Inc. ...............................          Energy Equipment & Services                 112,940      5,356,744
  a Chico's FAS Inc. .................................                Specialty Retail                      123,730      2,395,413
  a Covidien Ltd. ....................................        Health Care Equipment & Supplies               35,750      1,463,963
  c El Paso Corp. ....................................          Oil, Gas & Consumable Fuels                 370,260      6,164,829
  a Input/Output Inc. ................................          Energy Equipment & Services                 286,660      4,084,905
  a Leapfrog Enterprises Inc. ........................          Leisure Equipment & Products                432,360      3,908,534
    Liz Claiborne Inc. ...............................        Textiles, Apparel & Luxury Goods              119,190      4,188,337
  c Merck & Co. Inc. .................................                Pharmaceuticals                        81,410      4,042,006
    Merrill Lynch & Co. Inc. .........................                Capital Markets                        40,930      3,037,006
  c Microsoft Corp. ..................................                    Software                          251,280      7,284,607
  c News Corp., A ....................................                     Media                            298,430      6,302,842
a,c Oracle Corp. .....................................                    Software                          314,330      6,009,990
    Pfizer Inc. ......................................                Pharmaceuticals                       121,530      2,857,170
    Torchmark Corp. ..................................                   Insurance                           64,750      3,984,715
  a Tyco Electronics Ltd. ............................       Electronic Equipment & Instruments              35,750      1,280,565
    Tyco International Ltd. ..........................            Industrial Conglomerates                   35,750      1,690,617
                                                                                                                     --------------
                                                                                                                        79,745,889
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $205,123,243) ..........                                                                 250,860,729
                                                                                                                     --------------

                                                                                                      -------------
                                                                                                        CONTRACTS
                                                                                                      -------------
    OPTIONS PURCHASED (COST $1,190,693) 0.8%
    PUTS
    UNITED KINGDOM 0.8%
    FTSE 100 Index, Sep. 6425 Puts, 9/21/07 ..........         Diversified Financial Services                   441      1,961,954
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
       (COST $206,313,936) ...........................                                                                 252,822,683
                                                                                                                     ---------------


8 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $28,550,000) 11.0%
    TIME DEPOSIT 11.0%
    UNITED STATES 11.0%
    Royal Bank of Scotland PLC, 5.36%, 8/01/07 .......                                                $  28,550,000  $  28,550,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $234,863,936)
       108.0% ........................................                                                                 281,372,683
    SECURITIES SOLD SHORT (19.6)% ....................                                                                 (51,208,029)
    OTHER ASSETS, LESS LIABILITIES 11.7% .............                                                                  30,464,506
                                                                                                                     --------------
    NET ASSETS 100.0% ................................                                                               $ 260,629,160
                                                                                                                     ==============

                                                                                                      -------------
                                                                                                         SHARES
                                                                                                      -------------
    SECURITIES SOLD SHORT 19.6%
    AUSTRALIA 0.4%
    Foster's Group Ltd. ..............................                   Beverages                          209,550  $   1,055,585
                                                                                                                     --------------
    GERMANY 2.7%
    iShares MSCI Germany Index Fund ..................         Diversified Financial Services               222,008      7,079,835
                                                                                                                     --------------
    HONG KONG 0.8%
    Cathay Pacific Airways Ltd. ......................                    Airlines                          791,000      2,061,148
                                                                                                                     --------------
    INDIA 1.2%
    Infosys Technologies Ltd., ADR ...................                  IT Services                          63,250      3,137,200
                                                                                                                     --------------
    JAPAN 2.0%
    iShares MSCI Japan Index Fund ....................         Diversified Financial Services               274,028      3,954,224
    Toto Ltd. ........................................               Building Products                      143,000      1,220,357
                                                                                                                     --------------
                                                                                                                         5,174,581
                                                                                                                     --------------
    MEXICO 1.2%
    Cemex SAB de CV, CPO, ADR ........................             Construction Materials                   100,100      3,237,234
                                                                                                                     --------------
    SOUTH AFRICA 0.8%
    SABMiller PLC ....................................                   Beverages                           80,960      2,093,654
                                                                                                                     --------------
    UNITED STATES 10.5%
    Brinker International Inc. .......................         Hotels, Restaurants & Leisure                 90,750      2,444,805
    Chubb Corp. ......................................                   Insurance                           82,410      4,154,288
    Lockheed Martin Corp. ............................              Aerospace & Defense                      25,880      2,548,662
    Northrop Grumman Corp. ...........................              Aerospace & Defense                      29,210      2,222,881
    Powershares QQQ Nasdaq 100 .......................         Diversified Financial Services                42,794      2,031,431
  a Sirius Satellite Radio Inc. ......................                     Media                            199,560        600,676
    SPDR Trust Series 1 ..............................         Diversified Financial Services                46,395      6,760,679
  a Starbucks Corp. ..................................         Hotels, Restaurants & Leisure                105,560      2,816,341
    Washington Mutual Inc. ...........................           Thrifts & Mortgage Finance                 100,960      3,789,029
                                                                                                                     --------------
                                                                                                                        27,368,792
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 9

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL SECURITIES SOLD SHORT
       (PROCEEDS $50,692,223) ........................                                                               $  51,208,029
                                                                                                                     ---------------

See Selected Portfolio Abbreviations on page 11.

a Non-income producing for the twelve months ended July 31, 2007.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $1,320,878, representing 0.51% of net assets.

c Security segregated with broker for securities sold short.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR   -  American Depository Receipt
CPO   -  Certificates of Ordinary Participation
FHLB  -  Federal Home Loan Bank
FNMA  -  Federal National Mortgage Association
GDR   -  Global Depository Receipt
SPDR  -  S & P Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of two funds (the Funds).

2. SECURITY VALUATIONS

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository


12 | Quarterly Statement of Investments

Franklin Templeton International Trust

2. SECURITY VALUATIONS (CONTINUED)

Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  ----------------------------------
                                                     TEMPLETON          TEMPLETON
                                                  FOREIGN SMALLER        GLOBAL
                                                   COMPANIES FUND   LONG-SHORT FUND
                                                  ----------------------------------
Cost of investments ............................     $476,412,246      $236,098,698
                                                  ----------------------------------
Unrealized appreciation ........................     $188,462,608      $ 49,073,844
                                                  ----------------------------------
Unrealized depreciation ........................     $ 19,957,220        (3,799,859)
                                                  ----------------------------------
Net unrealized appreciation (depreciation) .....     $168,505,388      $ 45,273,985
                                                  ==================================

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 13


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   September 27, 2007






                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer